Expense Example, No Redemption - Calamos S&P 500 Structured Alt Protection ETF - March - Calamos S&P 500 Structured Alt Protection ETF - March	Feb. 28, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 70
Expense Example, No Redemption, 3 Years	$ 221